Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Analysis of Revenue from Continuing Operations

The following is an analysis of the Company’s revenue for the year from continuing operations:

	December 31, 2018	December 31, 2017	December 31, 2016
Gross revenue from sales of products and services	19,618,525	15,835,343	14,673,819
Construction revenue	415,753	351,193	339,025
Indirect taxes and deductions	(3,190,345)	(2,604,073)	(2,494,705)

Net sales	16,843,933	13,582,463	12,518,139

Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition

In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	December 31, 2018	December 31, 2017	December 31, 2016
At a point in time
Comgás—Gas distribution	6,363,614	5,118,087	5,211,082
Moove—Lubricants and basic oil	3,414,536	2,097,450	1,861,991
Other	69,808	72,018	108,012

	9,847,958	7,287,555	7,181,085
Over time
Logistic—Transportation	5,715,450	4,993,849	3,960,800
Logistic—Port Elevation	303,800	330,800	308,300
Comgás—Construction revenue	415,753	351,193	339,025
Other services	601,099	653,771	767,138

	7,036,102	6,329,613	5,375,263
Elimination	(40,127)	(34,705)	(38,209)

Total of net sales	16,843,933	13,582,463	12,518,139